Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Attributable to the shareholders of the Company [Member]	Share capital [Member]	Share premium [Member]	Cumulative translation adjustment [Member]	Capital reserves [Member]	Treasury shares, at cost [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance as at Start of Period at Dec. 31, 2018	$ 3,915	$ 3,781	$ 546	$ 193	$ (424)	$ (17)	$ (260)	$ 3,743	$ 134
Share-based compensation	12	12	0	5	0	7	0	0	0
Dividends	(275)	(273)	0	0	0	0	0	(273)	(2)
Total Comprehensive income	409	405	0	0	(18)	13	0	410	4
Balance as at End of Period at Dec. 31, 2019	4,061	3,925	546	198	(442)	3	(260)	3,880	136
Share-based compensation	8	8	0	6	0	2	0	0	0
Dividends	(119)	(118)	0	0	0	0	0	(118)	(1)
Total Comprehensive income	138	115	0	0	108	17	0	(10)	23
Balance as at End of Period at Dec. 31, 2020	4,088	3,930	546	204	(334)	22	(260)	3,752	158
Share-based compensation	6	6	2	20	0	(16)	0	0	0
Dividends	(279)	(276)	0	0	0	0	0	(276)	(3)
Total Comprehensive income	921	867	0	0	(110)	132	0	845	54
Balance as at End of Period at Dec. 31, 2021	$ 4,736	$ 4,527	$ 548	$ 224	$ (444)	$ 138	$ (260)	$ 4,321	$ 209